Equity (Tables)	12 Months Ended
Mar. 31, 2020
Equity [Abstract]
Schedule of warrants was estimated as of the grant date
Common Stock Warrants April 16, 2019
Expected term (in years)	2.83
Risk-free interest rate (%)	1.64%
Expected volatility (%)	995.79%
Dividend yield (%)	0.0%

Schedule of Warrant activity
	Shares	Weighted Average Exercise Price
Warrants outstanding at March 31, 2019	-	-
Granted	59,052	$6.25
Exercised	-	-
Cancelled	-	-
Warrants outstanding at March 31, 2020	59,052	$6.25